Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 V1 Group Limited USD ($)	Dec. 31, 2014 V1 Group Limited CNY	Dec. 31, 2013 V1 Group Limited CNY	Dec. 31, 2012 V1 Group Limited CNY	Dec. 31, 2013 Gaintech Co. Limited (Gaintech) CNY	Dec. 31, 2013 Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY	Dec. 31, 2014 MediaTek Inc USD ($)	Dec. 31, 2014 MediaTek Inc CNY	Dec. 31, 2013 MediaTek Inc CNY	Dec. 31, 2014 Mr. Yixun Kuang and Mr. Zhenning Hu USD ($)	Dec. 31, 2014 Mr. Yixun Kuang and Mr. Zhenning Hu CNY	Dec. 31, 2013 Mr. Yixun Kuang and Mr. Zhenning Hu CNY	Dec. 31, 2012 Mr. Yixun Kuang and Mr. Zhenning Hu CNY	Dec. 31, 2014 Mr. Qun She USD ($)	Dec. 31, 2014 Mr. Qun She CNY	Dec. 31, 2014 Mr. Kok Keng Wee USD ($)	Dec. 31, 2014 Mr. Kok Keng Wee CNY	Dec. 31, 2013 Related Mobile Phone Service Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY	Dec. 31, 2013 Technical Support Services Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY
Related Party Transaction [Line Items]
Gain on bargain purchase of business			9,654						9,654
Temporary funding provided			4,483							4,483
Technology service fee for game platform installation paid											2	10	968
Revenues on feature phone games																						5,710	1,734
Cost of sales																							603
Other income from the sale of inventories to related parties			12,013													2,359
Temporary funding	1,450	9,000		4,104				4,104										322	2,000	1,128	7,000
Deemed dividend			38,014	30,616			38,014	32,929
Revenue sharing					$ 86	536